Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13003680

Received SEC

DEC 05 2013

Washington, DC 20549

NYSE EURONEXT

001-36222

December 5, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Autohome Inc., American depositary shares, each representing one class A ordinary share and Ordinary shares, par value US$ 0.01 per share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 4, 2013. Tentative listing date – December 11, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com